Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Inflation Hedges Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Inflation Hedges Strategy Fund (the “Fund”) is to seek to provide current income and real (after inflation) total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 25 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended November 30, 2014, the Fund’s portfolio turnover rate was 128% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes that the Fund’s investment reward and risk characteristics can be enhanced by employing multiple sub-advisory firms to manage the assets of the Fund using a “manager of managers” approach. The Adviser has selected and oversees multiple sub-advisers who manage separate segments of the Fund’s portfolio using distinct, complimentary investment styles. The Fund seeks to achieve its investment objectives using three principal strategies. Each of the three strategies may be managed by one or more sub-advisers who are unaffiliated with the Adviser or its affiliates. The Fund’s three strategies are as follows:

• Commodity Strategy. The Fund will provide exposure to a broad spectrum of commodities by investing up to 25% of its total assets (measured at the time of investment) in one or more wholly-owned and controlled subsidiaries (each a “Subsidiary” and collectively, the “Subsidiaries”). The Fund’s aggregate investment in the Subsidiaries will not exceed 25% of the Fund’s total assets. The Commodities Strategy will be managed by the Adviser and one or more sub-advisers who will oversee assets in a corresponding Subsidiary.

Each Subsidiary will invest directly in commodity futures and options on futures and may also invest in swap contracts and structured notes, including exchange traded notes or “ETNs,” as well as exchange traded funds (“ETFs”) and other exchange traded products, such as exchange traded commodity pools (collectively, “ETPs”). Each sub-adviser assigned to the Commodity Strategy invests according to a sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices. Swap contracts (including but not limited to credit default swaps, interest rate swaps, and total return swaps) are contracts between parties where the parties agree to exchange payments with each other. These payments include fixed-rate payments, floating-rate payments, returns on some benchmark index or benchmark portfolio (such as the return on a commodities index or portfolio of commodities futures), and payments triggered by default on some underlying bond or other debt instrument. The Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. For example, a structured note may pay both a fixed-rate coupon (like a normal bond) and a variable payment that is linked to the return on a commodities index or portfolio of commodities futures. The Commodity Strategy’s sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) specialized approaches to specific or individual market sectors such as financials, equities, currencies, energy, metals, and agricultural commodities, (iv) short-term systematic trading, and (v) counter-trend or mean reversion strategies. Short-term systematic trading refers to the use of a set of organized rules to identify opportunities for investment. Counter-trend and mean reversion strategies are strategies based on the theory that prices and returns move back toward the mean or average over time. Commodity strategy investments will be made without restriction as to issuer capitalization, country or currency.

Futures contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts (including options on futures contracts) through its investment in the Subsidiaries will have the economic effect of leverage. Leverage is the magnification of exposure to the swings in prices of a commodity underlying such an instrument and results in increased volatility, which means the

Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use such instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to a commodity and may cause the Fund’s net asset value to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific commodity through an instrument providing leveraged exposure to the commodity and that instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by leveraged instruments may require the Fund to liquidate portfolio positions when it may not be advantageous to do so. There is no assurance that the Fund’s use of leveraged instruments will enable the Fund to achieve its investment objective.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more commodities at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund could hold instruments that provide five times the net return of a broad or narrow-based securities index. For more information on these and other risk factors, please see the “Principal Risk Factors” section of the Prospectus.

• Inflation Linked Bonds and Leveraged Loans Strategies. The inflation linked bonds strategy uses fixed income security selection strategies in inflation indexed bonds of both developed and emerging market countries. Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The inflation linked bonds strategy also invests in U.S. Treasury securities including repurchase agreements collateralized fully by U.S. Treasury securities. The sub-adviser(s) assigned to this strategy intends to utilize short positions in U.S. Treasury securities in order to hedge interest rate risk.

The Fund intends to invest in high quality fixed income securities backed by the U.S. government. However, the Fund may also invest in income producing floating rate loans and other floating rate debt securities. The leveraged loans strategy invests in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). Until assets reach a level necessary to build a diversified portfolio of individual leveraged loans and other securities, the strategy will attempt to produce some of the income and return characteristics of the leveraged loan and high yield corporate bond markets using derivatives instruments, including swaps on credit indices as well as ETFs, ETNs, or other ETPs. Thereafter, the strategy will utilize such derivatives when deemed appropriate by the portfolio manager. The Fund will invest in fixed income securities without any limitation with respect to maturity.

• Natural Resource Strategy. The natural resource strategy includes equity and equity-related securities of natural resource-related companies worldwide, including investing in emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies. The strategy also includes master-limited partnerships (“MLPs”) focused on the natural resources and energy sectors. The Fund may invest in common units, preferred units, debt, or general partnership interests of MLPs, and may invest up to 25% of its total assets in such securities.

The Fund may invest up to 25% of its total assets in the Subsidiaries collectively. Each Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, a Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in financial futures, option and swap contracts (including but not limited to credit default swaps, interest rate swaps, and total return swaps), fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in a Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiaries may invest without limitation in commodity-linked derivatives, however, the Subsidiaries will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. The Fund may invest in derivative instruments for a variety of purposes, including but not limited to hedging, speculation, and the creation of synthetic securities or exposures. “Hedging” is making an investment to reduce the risk of adverse price movements in an asset. Normally, hedging means taking an offsetting position in a related security.

The Adviser will generally allocate management of each strategy to a sub-adviser to manage in accordance with the strategy, assuming the Fund satisfies the investment minimum for the sub-adviser, although the Adviser retains the right to manage Fund assets directly in accordance with a strategy. The Adviser may not allocate assets to all sub-advisers. The allocations may vary, however, the Adviser anticipates that the Fund will allocate approximately up to 25% of its assets to the commodities strategy and approximately between 30% and 60% of its assets to the inflation linked bonds & leveraged loan strategies and between 20% and 50% to the natural resource strategy. However, as market conditions change the portion allocated may be higher or lower.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Commodities Risk: Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in in traditional equity and fixed income securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

• Derivatives Risk: The Fund may use derivatives (including commodity futures, options on futures, swap agreements and structured notes) to enhance returns or hedge against market declines. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

• Counterparty Credit Risk: The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

• Lower Rated or “Junk” Securities Risk: Investments rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Such investments may be subject to greater risk of loss of principal and interest than investments in higher-rated securities. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

• Senior Loans Risk: The Fund will invest in senior floating rate loans of domestic and foreign borrowers, or Senior Loans. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans.

Until assets reach a level necessary to build a diversified portfolio of individual Senior Loans and other securities, the Fund will attempt to produce some of the income and return characteristics of the leveraged loan and high yield corporate bond markets using derivatives instruments, including swaps on credit indices as well as ETFs, ETNs, or other ETPs.

• Fixed-Income Securities Risk: Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

• Fixed-Income Foreign Investment Risk: Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Foreign Securities and Currency Risk: The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• Emerging Markets Risk: Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Inflation-Indexed Bonds Risk: The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Natural Resources Risk: The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

• Master Limited Partnership (“MLP”) Risk: Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

• General Market Risk: The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives like commodity futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Limited History of Operations Risk: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s or an underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Strategy Risk: The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing in commodities indirectly through the Subsidiaries, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because each Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiaries might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Regulatory Change Risk : The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association claiming an exemption from certain of the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Fund will be required to comply with CFTC regulations regarding disclosure and reporting. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

• Wholly-Owned Subsidiary Risk: The Subsidiaries will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Adviser has, on behalf of each Subsidiary, filed a notice with the National Futures Association claiming exemption from the CFTC’s reporting requirements in accordance with Part 4 of the CFTC Regulations pursuant to no-action relief for certain subsidiaries of registered investment companies. Under this no-action letter guidance, provides relief relating to CFTC reporting requirements for commodity pools, such as the Subsidiaries, that are wholly-owned subsidiaries of registered investment companies (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiaries, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiaries.

• Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-294-7538. Class A Shares of the Fund have not commenced investment operations and therefore do not have a performance history.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-294-7538
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 3.33% (for the quarter ended June 30, 2014). The worst performance was (5.05)% (for the quarter ended December 31, 2014).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the bar chart are for Class I shares. The performance of Class C shares and Class R shares will differ due to differences in expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Barclays U.S. TIPS (1-5 year) Index is an unmanaged index that includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index or benchmark.

The Fund’s custom benchmark is comprised of 30% S&P Global Natural Resource Net Total Return Index, 25% S&P / LSTA Leveraged Loan Total Return Index, 25% Barclays U.S. TIPS (1-5 year) Index, 20% Dow Jones-UBS Commodity Index Total Return, which are defined below. Investors cannot invest directly in an index or benchmark.

• S&P Global Natural Resource Net Total Return Index is an unmanaged index that includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific invest ability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy and metals & mining.

• S&P / LSTA Leveraged Loan Total Return Index is an unmanaged capitalization-weighted syndicated loan index based upon market weightings, spreads and interest payments. The S&P/LSTA Leveraged Loan Index (LLI) covers the U.S. market back to 1997 and currently calculates on a daily basis.

• Barclays U.S. TIPS (1-5 year) Index is an unmanaged index that includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

• Dow Jones-UBS Commodity Index Total Return is an unmanaged index that is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME).

Inflation Hedges Strategy Fund | Barclays U.S. Tips (1-5) Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inflation Hedges Strategy Fund | Custom Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Inflation Hedges Strategy Fund | Dow Jones – UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.73%)
Inflation Hedges Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%	[4]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,149
Inflation Hedges Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.88%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,420
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2013
Inflation Hedges Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,671
Annual Return 2014	rr_AnnualReturn2014	(2.12%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2013
Inflation Hedges Strategy Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INHRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,867
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2013

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class C shares and Class R shares will differ due to differences in expenses.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and do not include the cost of investing in Underlying Pools, which are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Pursuant to an operating expense limitation agreement between North Peak Asset Management LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.88%, 2.63%, 1.63% and 1.88%, of the Fund's average net assets, for Class A. Class C, Class I and Class R shares, respectively, through March 31, 2016 This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.
[5]	The Inflation Hedges Strategy Fund's Class I and Class R shares commenced operations on February 12, 2013. The Fund's Class C shares commenced operations on December 2, 2013.